Trade receivables - Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase in allowance	R$ (85,824)	R$ (36,769)	R$ (27,393)
Trade receivables | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(188,072)	(151,114)	(111,969)
Increase in allowance	(85,824)	(36,769)	(27,393)
Allowance for credit losses from acquisitions	(15,314)	(11,702)	(16,274)
Trade receivables write-off	25,510	9,500	3,492
Exchange rate translation adjustment	(3,928)	2,013	1,030
Financial assets at end of period	R$ (267,628)	R$ (188,072)	R$ (151,114)